Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

In accordance with rules adopted by the Securities and Exchange Commission as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss (5)
2023	$1,137,622	$1,355,540	$778,561	$887,228	$16.11	$(44,603,316)
2022	$1,442,841	$406,588	$771,205	$405,878	$8.88	$(42,346,903)
2021	$4,858,306	$1,400,998	$930,362	$490,742	$49.28	$(45,640,426)

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Cohen (our Chief Executive Officer / PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Cohen) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, 2022 and 2021, Dr. Brake and Mr. Moran.

(3)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$1,137,622	$778,561	$1,442,841	$771,205	$4,858,306	$930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(229,842)	(134,855)	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	353,176	207,220	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	19,077	9,752	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	75,507	26,550	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$1,355,540	$887,228	$406,588	$405,878	$1,400,998	$490,742

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2021, 2022 or 2023.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 1,137,622	$ 1,442,841	$ 4,858,306
PEO Actually Paid Compensation Amount	$ 1,355,540	406,588	1,400,998
Adjustment To PEO Compensation, Footnote

	2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$1,137,622	$778,561	$1,442,841	$771,205	$4,858,306	$930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(229,842)	(134,855)	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	353,176	207,220	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	19,077	9,752	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	75,507	26,550	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$1,355,540	$887,228	$406,588	$405,878	$1,400,998	$490,742

Non-PEO NEO Average Total Compensation Amount	$ 778,561	771,205	930,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 887,228	405,878	490,742
Adjustment to Non-PEO NEO Compensation Footnote

	2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$1,137,622	$778,561	$1,442,841	$771,205	$4,858,306	$930,362
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(229,842)	(134,855)	(552,172)	(205,568)	(3,996,599)	(642,005)
Fair value at year end of equity awards granted during the year	353,176	207,220	101,496	37,786	660,564	223,500
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	19,077	9,752	(368,308)	(136,723)	(231,588)	(40,771)
Change in fair value of equity awards granted in prior years that vested during the year	75,507	26,550	(217,269)	(60,822)	110,315	19,656
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$1,355,540	$887,228	$406,588	$405,878	$1,400,998	$490,742

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100.
Compensation Actually Paid vs. Net Income

A portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our TSR.

Total Shareholder Return Amount	$ 16.11	8.88	49.28
Net Income (Loss)	$ (44,603,316)	$ (42,346,903)	$ (45,640,426)
PEO Name	Dr. Cohen	Dr. Cohen	Dr. Cohen
PEO | Adjustment to Compensation, Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (229,842)	$ (552,172)	$ (3,996,599)
PEO | Adjustment to Compensation, Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,176	101,496	660,564
PEO | Adjustment to Compensation, Change in Fair Value of Equity Awards Granted in Prior Years That were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,077	(368,308)	(231,588)
PEO | Adjustment to Compensation, Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,507	(217,269)	110,315
PEO | Adjustment to Compensation, Equity Awards Granted in Prior Years That were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment to Compensation, Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,855)	(205,568)	(642,005)
Non-PEO NEO | Adjustment to Compensation, Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,220	37,786	223,500
Non-PEO NEO | Adjustment to Compensation, Change in Fair Value of Equity Awards Granted in Prior Years That were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,752	(136,723)	(40,771)
Non-PEO NEO | Adjustment to Compensation, Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,550	(60,822)	19,656
Non-PEO NEO | Adjustment to Compensation, Equity Awards Granted in Prior Years That were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0